Segmented disclosure	12 Months Ended
Dec. 31, 2023
Disclosure of operating segments [abstract]
Segmented disclosure [Text Block]

18) Segmented disclosure

The Company has six operating segments: sales & trading, mine properties, corporate, exploration and evaluation properties ("E&E properties") (included as part of inter-segment transactions & other), Largo Clean Energy and Largo Physical Vanadium. Corporate includes the corporate team that provides administrative, technical, financial and other support to all of the Company's business units, as well as being part of the Company's sales structure.

	Sales & trading	Mine properties	Corporate	Largo Clean Energy	Largo Physical Vanadium	Inter- segment transactions & other		Total
Year ended December 31, 2023
Revenues	$170,878	$154,523	$138,349	$-	$-	$(265,066)		$198,684

Operating costs	(173,463)	(146,211)	(134,167)	-	-	279,083		(174,758)
Professional, consulting and management fees	(1,839)	(3,102)	(8,496)	(8,721)	(859)	(51)		(23,068)
Foreign exchange gain (loss)	75	207	(479)	(36)	50	-		(183)
Other general and administrative expenses	(641)	(2,442)	(3,450)	(4,494)	(186)	(579)	[1]	(11,792)
Share-based payments	-	-	362	-	-	-		362
Finance costs	(30)	(9,561)	150	(56)	(112)	(21)	[1]	(9,630)
Interest income	5	760	1,253	-	-	-		2,018
Technology start-up costs	-	-	-	(6,122)	-	-	[1]	(6,122)
Write down of vanadium assets	-	-	-	-	(4,862)	-		(4,862)
Exploration and evaluation costs	-	(4,937)	-	-	-	(768)	[2]	(5,705)
	(175,893)	(165,286)	(144,827)	(19,429)	(5,969)	277,664		(233,740)
Net income (loss) before tax	(5,015)	(10,763)	(6,478)	(19,429)	(5,969)	12,598		(35,056)
Income tax expense	(88)	-	-	-	-	-		(88)
Deferred income tax recovery (expense)	(922)	2,145	1,563	-	-	-		2,786
Net income (loss)	$(6,025)	$(8,618)	$(4,915)	$(19,429)	$(5,969)	$12,598		$(32,358)

	Sales & trading	Mine properties	Corporate	Largo Clean Energy	Largo Physical Vanadium	Inter- segment transactions & other		Total
Revenues (after inter-segment eliminations)	168,603	26,812	3,269	-	-	-		198,684
At December 31, 2023
Total non-current assets	$696	$189,651	$20,903	$8,895	$19,508	$4,845		$244,498
Total assets	$55,443	$291,410	$77,683	$13,203	$21,221	$(77,339)	[3]	$381,621
Total liabilities	$33,513	$115,072	$56,347	$5,689	$383	$(85,182)	[4]	$125,822

1. Amounts relating to Largo Titânio Ltda. and Largo Tech Ltda., which are not an operating segment.

2. Amount relating to E&E properties.

3. Inter-segment transaction elimination of $82,231 partially offset by Largo Titânio Ltda. and Largo Tech Ltda. total assets of $4,890 and E&E properties total assets of $2.

4. Inter-segment transaction elimination of $85,301 partially offset by Largo Titânio Ltda. and Largo Tech Ltda. total liabilities of $119.

	Sales & trading	Mine properties	Corporate	Largo Clean Energy	Largo Physical Vanadium	Inter-segment transactions & other		Total
Year ended December 31, 2022
Revenues	$198,767	$185,434	$162,506	$-	$-	$(317,456)		$229,251

Operating costs	(195,591)	(142,945)	(156,737)	-	-	325,554		(169,719)
Professional, consulting and management fees	(1,832)	(4,969)	(6,705)	(10,044)	(1,727)	-		(25,277)
Foreign exchange (loss) gain	(107)	1,091	100	2	498	-		1,584
Other general and administrative expenses	(525)	(6,497)	(1,830)	(4,743)	(265)	(459)	[1]	(14,319)
Share-based payments	-	-	(2,372)	-	-	-		(2,372)
Finance costs	(36)	(1,394)	(16)	(79)	(40)	(23)	[1]	(1,588)
Interest income	-	596	351	-	162	-		1,109
Technology start-up costs	-	-	-	(11,956)	-	(739)	[1]	(12,695)
Exploration and evaluation costs	-	(1,928)	-	-	-	(7)	[2]	(1,935)
	(198,091)	(156,046)	(167,209)	(26,820)	(1,372)	324,326		(225,212)
Net income (loss) before tax	676	29,388	(4,703)	(26,820)	(1,372)	6,870		4,039
Income tax expense	(71)	(7,617)	-	-	-	-		(7,688)
Deferred income tax recovery (expense)	(31)	1,773	(319)	-	-	-		1,423
Net income (loss)	$574	$23,544	$(5,022)	$(26,820)	$(1,372)	$6,870		$(2,226)

	Sales & trading	Mine properties	Corporate	Largo Clean Energy	Largo Physical Vanadium	Inter-segment transactions & other		Total
Revenues (after inter-segment eliminations)	$198,274	$30,663	$314	$-	$-	$-		$229,251
At December 31, 2022
Total non-current assets	$934	$148,508	$20,525	$12,389	$15,344	$3,906		$201,606
Total assets	$73,874	$250,926	$90,770	$15,941	$27,086	$(102,847)	[4]	$355,750
Total liabilities	$56,566	$72,842	$53,373	$5,092	$374	$(107,051)	[5]	$81,196

1. Amounts relating to Largo Titânio Ltda. and Largo Tech Ltda., which are not an operating segment.

2. Amount relating to E&E properties.

3. Inter-segment transaction elimination of $(106,773) partially offset by Largo Titânio Ltda. and Largo Tech Ltda. total assets of $3,924 and E&E properties total assets of $2.

4. Inter-segment transaction elimination of $(107,225) partially offset by Largo Titânio Ltda. and Largo Tech Ltda. total liabilities of $174.